UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-62692

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 15	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT - 4

(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY

(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, Secretary, One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	January 29, 2006

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☑ on January 29, 2006 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Deferred Variable Annuity Contract

EXPLANATORY NOTE

Parts A, B, and C of Registrant's Post-Effective Amendment No. 14 to the Registration Statement ('33 Act File No. 333-62692, filed November 4, 2005) are hereby incorporated by reference.

This Post-Effective Amendment No. 15 to the Registration Statement is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effectiveness of the above-referenced amendment until January 29, 2006.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-4, has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 30th day of December, 2005.

NATIONWIDE VARIABLE ACCOUNT-4
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of December, 2005.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board and President
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA JAMES MILLER DE LOMBERA
Martha James Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Attorney-in-Fact